SIGNIFICANT ACCOUNTING POLICIES (Schedule of Losses Reclassified Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	$ 472,394	$ 352,470	$ 397,335
Research and development	4,216	3,974	4,146
Marketing and selling	85,725	62,047	66,770
General and administrative	50,845	39,081	40,681
Total gain	(17,889)	(7,622)	$ (12,862)
Reclassification of AOCI [Member] | Accumulated losses on derivative instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	(52)	1,857
Research and development	(2)	61
Marketing and selling	(6)	217
General and administrative	(8)	271
Total gain	$ (68)	$ 2,406